Settlement Assets and Obligations (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Settlement assets: Current settlement assets
Cash and cash equivalents		$ 3,790.4	$ 1,650.3
Investment securities		125.6	105.7
Due from card associations and bank partners		4,523.4	8,353.3
Due from merchants		734.4	549.0
Total current settlement assets	9,181.7	9,173.8	10,658.3
Settlement assets: Long-term settlement assets
Investment securities	18.6	54.3	181.0
Total settlement assets		9,228.1	10,839.3
Settlement obligations: Current settlement obligations
Payment instruments outstanding		289.9	459.6
Card settlements due to merchants		8,936.4	10,378.2
Total current settlement obligations	$ 9,197.6	$ 9,226.3	$ 10,837.8